Common Stock	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock
7. Common Stock
On March 15, 2021, in connection with the closing of the Merger, the Company issued 142,558,001 shares of its common stock to the former stockholders of EVTDS in exchange for their shares of EVTDS (see Note 3), increasing the total number of outstanding shares of common stock of the Company to 255,233,559 as of immediately following the closing of the Merger.
On December 24, 2020, ADOMANI, Inc. entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional and accredited investors, whereby the Company agreed to sell, and the investors agreed to purchase, shares of common stock of the Company, and warrants (the “Warrants”) to purchase additional shares of the Company’s common stock (the “Financing”).
The first closing of the Financing occurred on December 29, 2020. ADOMANI, Inc. raised net cash proceeds, net of offering costs, of approximately
$5.3 million through the sale and issuance of 11,500,000 shares of its common stock at a purchase price equal to $0.50 per share and Warrants to purchase up to an aggregate of
8,625,001 shares of its common stock at an exercise price of $0.50 per share. The share and Warrant amounts issued include
 650,000 shares and 487,500

Warrants issued to the underwriter in lieu of paying
 $325,000

of fees in cash. Since this ADOMANI, Inc. activity occurred before the close of the Merger, it is not reflected in the EVTDS financial statements for the year ended December 31, 2020, but as stated above, is discussed here because it was primarily the source of the approximate $3.3 million cash acquired by EVTDS in the Merger that closed on March 15, 2021. See Note 3.
The second closing of the Financing was completed on May 7, 2021, following the closing of the Merger (see Note 3) and the subsequent effectiveness of the Registration Statement on Form
S-3
(File
No. 333-255341)
filed with the SEC on April 19, 2021, registering for resale the shares of the Company’s common stock sold, and the shares issuable under the Warrants issued, in connection with the Financing. At the second closing of the Financing, the Company raised aggregate net cash proceeds of
$16,274,991

through the sale and issuance of an additional 38,333,333 shares of its common stock at a purchase price equal to $0.45 per share, and additional Warrants to purchase up to an aggregate of 19,166,667 shares of its common stock at an exercise price of $1.00 per share. The share and Warrant amounts issued include 2,166,666 shares and a Warrant to purchase 1,083,330 shares issued to the underwriter in lieu of paying $975,000 of fees in cash.
In addition to the $16,274,991 cash equity proceeds discussed in the previous paragraph, the Company also received $211,219 cash equity proceeds from the exercise of various stock option agreements as discussed in Note 9.

ADOMANI, INC. [Member]
Common Stock
7. Common Stock
Effective January 1, 2020, the Company renewed its agreement with a consultant to provide sales and marketing expertise. The consultant was to be paid $8,200 per month, consisting of $3,200 in cash and $5,000 of common stock. The number of shares of common stock to be issued was determined by the Company’s closing stock price on the last market day of the respective preceding month. Effective August 31, 2020, the Company terminated its agreement with the consultant. For the years ended December 31, 2020 and 2019, respectively, the Company issued 336,574 and 322,162 shares of common stock to the consultant, respectively. As of December 31, 2020, the Company has issued a total of 658,736 shares of common stock to the consultant.
Effective March 31, 2020, the Company hired a consultant with expertise in the public funding process for the State of California. The consultant was to be paid $5,000 per month in common stock, and was entitled to a $9,000 bonus should the Company receive public funding appropriate to it completing $2 million in transactions as of June 30, 2020. The number of shares of common stock to be issued was determined by the Company’s closing stock price on the last market day of the respective preceding month. Additionally, the consultant was entitled to 1% of the non-publicly
funded portion of transactions completed during the term of the agreement and for the six months following. The agreement expired on June 30, 2020, at which point the Company had not received public funding appropriate to it completing $2 million in transactions, therefore, the consultant did not earn the $9,000 bonus or any additional compensation. As of December 31, 2020, the Company has issued a total of 129,677 shares of common stock to the consultant.
Effective May 21, 2020, the Company hired a consultant with expertise in marketing and public relations strategy. The consultant was to be paid $2,500 per month in common stock. The number of shares of common stock to be issued was determined by the average of the Company’s closing stock price for the respective preceding month. For the year ended December 31, 2020, the Company has issued 78,806 shares of common stock to the consultant. On December, 29, 2020, the Company and the consultant agreed to terminate the agreement as of December 31, 2020. Accordingly, the final payment was made on January 5, 2021 by issuing 4,978 shares of common stock to him, for a cumulative total of 83,784 shares issued to him. See Note 14.
On December 2, 2020, the Company entered into Exchange Agreements (the “Exchange Agreements”) with the holders (collectively, the “Holders”) of outstanding warrants of the Company to purchase 5,499,997 shares of the Company’s common stock, $0.00001 par value per share (“Common Stock”) issued in January 2018 (the “Warrants”).
Pursuant to the Exchange Agreements, the Holders agreed to cancel the Warrants in exchange for the issuance of 27,499,985 shares of Common Stock (the “Exchange”). The closing of the Exchange occurred on December 4, 2020. The shares of Common Stock were issued in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended. See Note 8.

On December 24, 2020, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional and accredited investors, whereby the Company will sell, and the investors will purchase, shares of common stock of the company, par value $0.00001 (the “Common Stock”), and warrants (the “Warrants”) to purchase additional shares of Common Stock (the “Financing”).
The first closing of the Financing occurred on December 29, 2020. The Company raised gross cash proceeds of $5,425,000 through the sale and issuance of 11,500,000 shares of Common Stock at a purchase price equal to
$
0.50 per share and Warrants to purchase up to an aggregate of 8,625,001 shares of Common Stock at an exercise price of $0.50 per share. The share and warrant amounts issued include 650,000 shares and 487,500 warrants issued to the underwriter in lieu of paying $325,000 of fees in cash. Proceeds net of related offering costs were approximately $5.3 million.
The second closing of the Financing is subject to, and contingent upon, the effectiveness of a registration statement filed with the U.S. Securities and Exchange Commission (the “SEC”) registering the shares of Common Stock sold, or issuable under the Warrants, in connection with the Financing, and the closing of the proposed business combination transaction with Envirotech Drive Systems Incorporated (the “Transaction”). Upon the second closing, the Company will raise aggregate gross cash proceeds of approximately $16,275,000 through the sale and issuance of 38,333,334 shares of Common Stock at a purchase price equal to $0.45 per share and Warrants to purchase up to an aggregate of 19,166,670 shares of its Common Stock at an exercise price of $1.00 per share.
The share and warrant amounts to be issued include 2,166,667 shares and 1,083,333 warrants to be issued to the underwriter in lieu of paying $975,000 of fees in cash.
In connection with the Financing, the Company’s officers and directors agreed not to sell or otherwise dispose of any of the shares of Common Stock or securities convertible into or exchangeable or exercisable for any shares of Common Stock held by them for a period ending 30 days after the Effective Date (as defined in the Purchase Agreement), subject to certain exceptions.
The securities to be sold in the Financing have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from registration. However, in conjunction with the first closing of the Financing, the Company has also entered into a registration rights agreement (the “Registration Rights Agreement”) whereby the Company agreed to register, on behalf of the investors, the shares of Common Stock and the shares of Common Stock underlying the Warrants.